Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
Condensed Balance Sheets
	As of September 30,
	2024	2023
	US$	US$
Assets
Current assets
Cash	250,728	64
Deferred offering costs	—	47,580
Amount due from subsidiaries	6,091,355	3,521,756
Prepaid expenses and other current asset, net	1,487,778	—
Loan to third party	160,000	—
Total current assets	7,989,861	3,569,400
Total assets	7,989,861	3,569,400

Liabilities
Current liabilities
Accrued expenses and other current liabilities	—	72,276
Convertible bonds	964,865	—
Amounts due to related parties	212	211
Total current liabilities	965,077	72,487
Total liabilities	965,077	72,487

Shareholders’ equity
Ordinary shares (par value of US$0.00025 per share; 200,000,000 ordinary shares authorized as of September 30, 2024 and September 30, 2023, respectively; 21,500,000 and 20,000,000 ordinary shares issued and outstanding as of September 30, 2024 and 2023, respectively)*	5,375	5,000
Additional paid in capital	5,591,596	1,549,913
Statutory reserve	11,348	11,348
Retained earnings	1,613,217	2,052,553
Accumulated other comprehensive (loss)	(196,752)	(121,901)
Total shareholders’ equity	7,024,784	3,496,913
Total liabilities and shareholders’ equity	$7,989,861	$3,569,400

Condensed Statements of Operations and Comprehensive Loss
	For the years ended
	September 30,
	2024	2023	2022
	US$	US$	US$

Income/(loss) before income taxes	150,344	(716,678)	1,452,333
Income tax (provision)/benefit	(589,680)	63,950	(385,958)
Net (loss)/income	(439,336)	(652,728)	1,066,375
Other comprehensive (loss)/income:
Foreign currency translation difference	(74,851)	(15,524)	(57,722)
Total comprehensive (loss)/income	(514,187)	(668,252)	1,008,653

Condensed Statements of Cash Flows
	For the years ended
	September 30,
	2024	2023	2022
	US$	US$	US$
Cash flows from operating activities:
Net (loss)/income	(439,336)	(652,728)	1,066,375
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in (income)/loss of subsidiaries	(129,598)	652,792	(1,066,375)
Prepaid expenses and other current asset, net	(1,487,778)	—	—
Net cash (used in)/provided by operating activities	(2,056,712)	64	—
Loan to third party	(160,000)	—	—
Net cash provided by investing activities	(160,000)	—	—
Loan to subsidiaries	(3,888,998)	—	—
Proceeds from issuance of Class A ordinary shares upon the completion of IPO	5,356,417	—	—
Proceeds from Convertible bonds	999,957	—	—
Net cash provided by financing activities	2,467,376	—	—
Net increase/decrease in cash	250,664	64	—
Cash at beginning of year	64	—	—
Cash at end of year	250,728	64	—